Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q3PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Schedules of Investments
(unaudited)
Franklin Mutual Small-Mid Cap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 6
Franklin Small Cap Value Fund 10
Notes to Schedules of Investments 14

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Mutual Small-Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Aerospace & Defense 3.9%
Babcock International Group plc ........................ United Kingdom 189,932 $ 2,883,270
Melrose Industries plc ................................ United Kingdom 529,680 3,258,210
QinetiQ Group plc ................................... United Kingdom 414,307 2,836,487
8,977,967
Automobile Components 1.2%
a
Aptiv plc .......................................... United States 50,374 2,844,620
Banks 12.9%
Atlantic Union Bankshares Corp. ........................ United States 112,249 4,762,725
Citizens Financial Group, Inc. .......................... United States 90,636 6,494,069
Columbia Banking System, Inc. ......................... United States 202,517 6,332,707
First Interstate BancSystem, Inc. , A ...................... United States 49,898 1,897,122
Southern Missouri Bancorp, Inc. ........................ United States 39,365 3,047,245
SouthState Bank Corp. ............................... United States 69,625 7,316,891
29,850,759
Biotechnology 1.2%
a
BioNTech SE , ADR .................................. Germany 13,469 1,220,022
a
Jade Biosciences, Inc. ............................... United States 77,082 1,522,370
2,742,392
Building Products 3.3%
Fortune Brands Innovations, Inc. ........................ United States 53,810 2,650,681
Louisiana-Pacific Corp. ............................... United States 44,344 3,211,836
UFP Industries, Inc. .................................. United States 19,888 1,725,085
7,587,602
Capital Markets 1.4%
Raymond James Financial, Inc. ......................... United States 7,233 1,272,863
Victory Capital Holdings, Inc. , A ......................... United States 19,881 1,968,816
3,241,679
Chemicals 5.3%
Ashland, Inc. ....................................... United States 93,572 6,794,263
Element Solutions, Inc. ............................... United States 60,992 2,240,236
PPG Industries, Inc. ................................. United States 28,758 3,178,334
12,212,833
Commercial Services & Supplies 1.2%
HNI Corp. ......................................... United States 16,902 760,759
MSA Safety, Inc. .................................... United States 10,486 1,995,171
2,755,930
Construction & Engineering 0.9%
Valmont Industries, Inc. ............................... United States 3,020 1,454,734
WillScot Holdings Corp. ............................... United States 30,216 733,644
2,188,378
Construction Materials 0.9%
Amrize Ltd. ........................................ United States 40,609 1,986,186
Consumer Staples Distribution & Retail 1.6%
Dollar General Corp. ................................. United States 28,617 3,635,790
Electric Utilities 2.6%
IDACORP, Inc. ..................................... United States 21,707 3,102,147

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
PPL Corp. ......................................... United States 82,348 $ 2,899,473
6,001,620
Electrical Equipment 2.8%
a
Generac Holdings, Inc. ............................... United States 1,986 391,461
a
Rosebank Industries plc .............................. United States 982,719 4,458,099
Sensata Technologies Holding plc ....................... United States 35,666 1,650,979
6,500,539
Electronic Equipment, Instruments & Components 2.1%
TD SYNNEX Corp. .................................. United States 4,284 1,095,419
a
Zebra Technologies Corp. , A ........................... United States 12,998 3,819,072
4,914,491
Energy Equipment & Services 4.0%
Hunting plc ........................................ United Kingdom 493,224 2,948,134
a
Oceaneering International, Inc. ......................... United States 96,491 4,706,831
Patterson-UTI Energy, Inc. ............................ United States 145,521 1,525,060
9,180,025
Entertainment 2.4%
a
Liberty Media Corp.-Liberty Formula One Corp. , A ........... United States 49,710 4,464,455
a
Madison Square Garden Sports Corp. .................... United States 2,957 1,164,112
5,628,567
Food Products 0.2%
Glanbia plc ........................................ Ireland 18,573 493,081
Gas Utilities 0.8%
Spire, Inc. ......................................... United States 22,334 1,783,593
Health Care Equipment & Supplies 1.3%
a
Envista Holdings Corp. ............................... United States 108,349 2,959,011
Health Care Providers & Services 2.6%
a
Henry Schein, Inc. ................................... United States 70,851 6,075,473
Hotels, Restaurants & Leisure 0.5%
a
Hilton Grand Vacations, Inc. ........................... United States 8,762 404,279
Wyndham Hotels & Resorts, Inc. ........................ United States 10,963 820,690
1,224,969
Household Durables 2.1%
Meritage Homes Corp. ............................... United States 31,063 2,180,623
a
Mohawk Industries, Inc. ............................... United States 21,765 2,679,271
4,859,894
Insurance 4.7%
Arthur J Gallagher & Co. .............................. United States 23,218 5,791,034
CNO Financial Group, Inc. ............................ United States 55,505 3,057,770
Selective Insurance Group, Inc. ......................... United States 21,540 2,041,777
10,890,581
IT Services 1.8%
a
Akamai Technologies, Inc. ............................. United States 36,583 4,213,630
Life Sciences Tools & Services 2.1%
Bruker Corp. ....................................... United States 77,222 4,852,630

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 9.4%
CNH Industrial NV ................................... United States 108,389 $ 1,110,987
Donaldson Co., Inc. ................................. United States 53,975 5,086,604
Dover Corp. ....................................... United States 21,262 4,350,630
a
Gates Industrial Corp. Ltd. ............................. United States 78,968 2,209,525
Lincoln Electric Holdings, Inc. .......................... United States 7,804 2,039,263
Mueller Water Products, Inc. , A ......................... United States 105,306 2,657,924
Oshkosh Corp. ..................................... United States 31,241 4,449,031
21,903,964
Metals & Mining 3.6%
Alamos Gold, Inc. , A ................................. Canada 40,011 1,111,979
Commercial Metals Co. ............................... United States 37,058 2,546,626
Eldorado Gold Corp. ................................. Turkiye 33,876 1,022,430
a
ERO Copper Corp. .................................. Brazil 41,511 1,117,061
Steel Dynamics, Inc. ................................. United States 10,134 2,546,269
8,344,365
Office REITs 0.5%
Highwoods Properties, Inc. ............................ United States 38,551 1,277,195
Oil, Gas & Consumable Fuels 5.0%
Expand Energy Corp. ................................ United States 39,258 3,691,430
Ovintiv, Inc. ........................................ United States 43,521 2,718,322
Whitecap Resources, Inc. ............................. Canada 432,077 5,097,944
11,507,696
Pharmaceuticals 1.0%
a
Indivior Pharmaceuticals, Inc. .......................... United States 58,006 2,320,820
Residential REITs 1.5%
Independence Realty Trust, Inc. ........................ United States 208,991 3,475,520
Retail REITs 0.8%
Brixmor Property Group, Inc. ........................... United States 58,061 1,829,502
Semiconductors & Semiconductor Equipment 2.9%
Melexis NV ........................................ Belgium 12,799 1,005,031
a
ON Semiconductor Corp. ............................. United States 9,235 753,668
a
Synaptics, Inc. ..................................... United States 26,090 2,799,979
Universal Display Corp. ............................... United States 26,318 2,109,651
6,668,329
Software 3.8%
a
ACI Worldwide, Inc. .................................. United States 105,770 6,063,794
a
Nutanix, Inc. , A ..................................... United States 45,037 2,657,633
8,721,427
Specialty Retail 1.6%
Dick's Sporting Goods, Inc. ............................ United States 7,826 1,533,192
Group 1 Automotive, Inc. .............................. United States 7,400 2,122,098
3,655,290
Textiles, Apparel & Luxury Goods 1.8%
a
Crocs, Inc. ........................................ United States 33,393 4,274,638

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc. ............................ United States 9,027 $ 2,115,297
Total Common Stocks (Cost $ 198,028,264 ) ...................................
223,696,283
Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.6%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 8,328,436 8,328,436
Total Money Market Funds (Cost $ 8,328,436 ) .................................
8,328,436
Total Short Term Investments (Cost $ 8,328,436 ) ...............................
8,328,436
a
Total Investments (Cost $ 206,356,700 ) 100.2% ................................
$232,024,719
Other Assets, less Liabilities (0.2) % .........................................
(365,399)
Net Assets 100.0% .........................................................
$231,659,320
a a a
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Mutual U.S. Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.8%
Automobile Components 0.8%
a
Aptiv plc .......................................... United States 105,375 $ 5,950,526
Banks 4.8%
Citizens Financial Group, Inc. .......................... United States 264,652 18,962,316
PNC Financial Services Group, Inc. (The) ................. United States 73,213 18,293,732
37,256,048
Broadline Retail 0.4%
eBay, Inc. ......................................... United States 29,674 3,383,133
Building Products 3.1%
Allegion plc ........................................ United States 33,222 5,229,143
Carlisle Cos., Inc. ................................... United States 26,427 9,511,606
Johnson Controls International plc ....................... United States 27,053 3,967,593
Masco Corp. ....................................... United States 80,964 5,787,306
24,495,648
Capital Markets 1.7%
Raymond James Financial, Inc. ......................... United States 74,859 13,173,687
Chemicals 1.8%
PPG Industries, Inc. ................................. United States 126,991 14,035,045
Construction & Engineering 1.5%
AECOM .......................................... United States 27,349 1,979,794
Valmont Industries, Inc. ............................... United States 19,563 9,423,497
11,403,291
Consumer Finance 1.4%
Capital One Financial Corp. ........................... United States 54,281 11,345,272
Consumer Staples Distribution & Retail 3.8%
Dollar General Corp. ................................. United States 130,427 16,570,750
Kroger Co. (The) .................................... United States 124,878 7,210,456
a
US Foods Holding Corp. .............................. United States 54,893 5,521,687
29,302,893
Containers & Packaging 2.1%
Avery Dennison Corp. ................................ United States 58,062 9,854,863
International Paper Co. ............................... United States 166,794 6,810,199
16,665,062
Electric Utilities 7.4%
Entergy Corp. ...................................... United States 131,401 14,141,376
Evergy, Inc. ........................................ United States 252,343 20,946,992
PPL Corp. ......................................... United States 634,717 22,348,386
57,436,754
Electrical Equipment 1.3%
Sensata Technologies Holding plc ....................... United States 219,583 10,164,497
Electronic Equipment, Instruments & Components 4.3%
a
Flex Ltd. .......................................... United States 75,469 8,584,599
TD SYNNEX Corp. .................................. United States 56,243 14,381,335
TE Connectivity plc .................................. Switzerland 50,166 10,318,644
33,284,578
Energy Equipment & Services 2.6%
Baker Hughes Co. , A ................................. United States 134,633 8,143,950

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
SLB Ltd. .......................................... United States 249,706 $ 12,382,921
20,526,871
Financial Services 2.9%
Apollo Global Management, Inc. ........................ United States 88,144 11,070,005
a
Fiserv, Inc. ........................................ United States 217,308 11,721,594
22,791,599
Health Care Equipment & Supplies 4.8%
a
Cooper Cos., Inc. (The) ............................... United States 236,716 17,119,301
a
Envista Holdings Corp. ............................... United States 360,576 9,847,330
Zimmer Biomet Holdings, Inc. .......................... United States 112,603 10,576,800
37,543,431
Health Care Providers & Services 1.3%
a
Henry Schein, Inc. ................................... United States 118,496 10,161,032
Hotels, Restaurants & Leisure 2.4%
Boyd Gaming Corp. ................................. United States 120,609 10,259,001
Restaurant Brands International, Inc. ..................... Canada 112,844 8,352,713
18,611,714
Household Durables 0.4%
DR Horton, Inc. ..................................... United States 23,962 3,428,004
Household Products 1.0%
Colgate-Palmolive Co. ............................... United States 84,905 7,751,827
Industrial REITs 1.6%
EastGroup Properties, Inc. ............................ United States 61,583 12,871,463
Insurance 5.5%
Arthur J Gallagher & Co. .............................. United States 44,168 11,016,383
Everest Group Ltd. .................................. United States 30,860 11,546,269
Hartford Insurance Group, Inc. (The) ..................... United States 143,762 20,401,265
42,963,917
IT Services 1.3%
Amdocs Ltd. ....................................... United States 181,450 10,110,394
Life Sciences Tools & Services 1.5%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 36,820 11,984,174
Machinery 4.8%
CNH Industrial NV ................................... United States 770,980 7,902,545
Dover Corp. ....................................... United States 92,808 18,990,373
a
Gates Industrial Corp. Ltd. ............................. United States 370,304 10,361,106
37,254,024
Media 1.2%
Fox Corp. , A ....................................... United States 154,910 9,020,409
Metals & Mining 1.1%
Reliance, Inc. ...................................... United States 20,441 8,301,090
Oil, Gas & Consumable Fuels 4.0%
EOG Resources, Inc. ................................ United States 141,022 20,968,561
Williams Cos., Inc. (The) .............................. United States 147,925 10,582,555
31,551,116

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 1.7%
Estee Lauder Cos., Inc. (The) , A ........................ United States 157,309 $ 13,198,225
Pharmaceuticals 1.1%
Haleon plc , ADR .................................... United States 863,417 8,521,926
Professional Services 3.0%
KBR, Inc. ......................................... United States 322,327 11,800,391
SS&C Technologies Holdings, Inc. ....................... United States 148,339 11,429,520
23,229,911
Retail REITs 2.8%
Brixmor Property Group, Inc. ........................... United States 704,131 22,187,168
Semiconductors & Semiconductor Equipment 1.5%
MKS, Inc. ......................................... United States 18,596 5,531,380
NXP Semiconductors NV ............................. Netherlands 25,507 5,845,184
11,376,564
Software 0.7%
Roper Technologies, Inc. .............................. United States 13,447 5,270,821
Specialized REITs 0.7%
Lamar Advertising Co. , A .............................. United States 35,087 5,612,517
Specialty Retail 4.5%
Dick's Sporting Goods, Inc. ............................ United States 56,529 11,074,596
Gap, Inc. (The) ..................................... United States 579,240 11,636,932
a
Ulta Beauty, Inc. .................................... United States 24,599 12,615,105
35,326,633
Trading Companies & Distributors 5.0%
AerCap Holdings NV ................................. Ireland 73,503 11,091,603
Ferguson Enterprises, Inc. ............................ United States 66,997 15,699,407
United Rentals, Inc. .................................. United States 11,364 12,264,710
39,055,720
Total Common Stocks (Cost $ 550,759,572 ) ...................................
716,546,984
Management Investment Companies 2.5%
Capital Markets 2.5%
iShares Russell Mid-Cap Value ETF ..................... United States 117,156 19,574,424
Total Management Investment Companies (Cost $ 19,384,086 ) ..................
19,574,424
Total Long Term Investments (Cost $ 570,143,658 ) .............................
736,121,408
a

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19.
Short Term Investments 5.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.3%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 41,031,399 $ 41,031,399
Total Money Market Funds (Cost $ 41,031,399 ) ................................
41,031,399
Total Short Term Investments (Cost $ 41,031,399 ) ..............................
41,031,399
a
Total Investments (Cost $ 611,175,057 ) 99.6% .................................
$777,152,807
Other Assets, less Liabilities 0.4% ...........................................
3,323,495
Net Assets 100.0% .........................................................
$780,476,302
a a a
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2026
Franklin Small Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 5.7%
Babcock International Group plc ........................ United Kingdom 4,840,471 $ 73,480,958
Chemring Group plc ................................. United Kingdom 2,987,380 23,812,589
Melrose Industries plc ................................ United Kingdom 9,722,133 59,803,566
QinetiQ Group plc ................................... United Kingdom 12,732,809 87,173,153
244,270,266
Banks 19.0%
Atlantic Union Bankshares Corp. ........................ United States 2,006,861 85,151,112
a
Camden National Corp. ............................... United States 978,520 56,646,523
Central BanCo, Inc. , A ................................ United States 83,097 2,725,582
Columbia Banking System, Inc. ......................... United States 3,470,242 108,514,467
First Bancorp ...................................... United States 988,430 62,142,594
First Commonwealth Financial Corp. ..................... United States 2,305,266 49,632,377
First Interstate BancSystem, Inc. , A ...................... United States 689,070 26,198,441
German American Bancorp, Inc. ........................ United States 1,194,036 60,752,552
Peoples Bancorp, Inc. ................................ United States 249,342 10,387,588
Seacoast Banking Corp. of Florida ...................... United States 1,616,744 56,165,687
SouthState Bank Corp. ............................... United States 1,045,804 109,903,542
TriCo Bancshares ................................... United States 1,028,817 59,198,130
Washington Trust Bancorp, Inc. ......................... United States 516,333 20,126,660
WSFS Financial Corp. ................................ United States 1,339,317 107,413,224
814,958,479
Biotechnology 0.8%
Genus plc ......................................... United Kingdom 158,378 4,692,477
b
Jade Biosciences, Inc. ............................... United States 1,412,559 27,898,040
32,590,517
Building Products 3.9%
Fortune Brands Innovations, Inc. ........................ United States 986,125 48,576,518
Louisiana-Pacific Corp. ............................... United States 812,687 58,862,919
b
Masterbrand, Inc. ................................... United States 1,356,501 11,191,133
b
Resideo Technologies, Inc. ............................ United States 610,417 20,937,303
UFP Industries, Inc. .................................. United States 313,386 27,183,102
166,750,975
Capital Markets 0.9%
b
Lincoln International, Inc. , A ............................ United States 430,991 8,964,613
Victory Capital Holdings, Inc. , A ......................... United States 315,963 31,289,816
40,254,429
Chemicals 7.3%
Ashland, Inc. ....................................... United States 1,841,188 133,688,661
Avient Corp. ....................................... United States 1,153,066 41,879,357
Element Solutions, Inc. ............................... United States 1,130,632 41,528,113
a
Elementis plc ...................................... United Kingdom 39,868,704 96,104,617
313,200,748
Commercial Services & Supplies 2.2%
Brady Corp. , A ..................................... United States 258,778 24,395,002
HNI Corp. ......................................... United States 314,019 14,133,995
MSA Safety, Inc. .................................... United States 289,809 55,141,959
93,670,956
Construction & Engineering 1.0%
Valmont Industries, Inc. ............................... United States 55,337 26,655,833

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
WillScot Holdings Corp. ............................... United States 706,498 $ 17,153,771
43,809,604
Consumer Finance 0.6%
Bread Financial Holdings, Inc. .......................... United States 231,179 24,983,515
Electric Utilities 0.7%
IDACORP, Inc. ..................................... United States 208,476 29,793,305
Electrical Equipment 4.3%
EnerSys .......................................... United States 106,564 19,826,232
Regal Rexnord Corp. ................................ United States 100,569 20,639,776
b
Rosebank Industries plc .............................. United States 25,566,187 115,980,861
Sensata Technologies Holding plc ....................... United States 650,665 30,119,283
186,566,152
Electronic Equipment, Instruments & Components 2.3%
Benchmark Electronics, Inc. ........................... United States 378,836 30,219,748
Oxford Instruments plc ............................... United Kingdom 777,376 28,623,396
b
Rogers Corp. ...................................... United States 140,278 17,320,125
Vontier Corp. ....................................... United States 742,011 23,840,813
100,004,082
Energy Equipment & Services 6.9%
a
Hunting plc ........................................ United Kingdom 9,225,918 55,145,814
Liberty Energy, Inc. , A ................................ United States 648,432 12,132,163
b
Oceaneering International, Inc. ......................... United States 1,772,055 86,440,843
Patterson-UTI Energy, Inc. ............................ United States 2,678,439 28,070,041
Select Water Solutions, Inc. , A .......................... United States 5,791,682 107,261,950
b
TETRA Technologies, Inc. ............................. United States 1,029,643 7,928,251
296,979,062
Entertainment 0.5%
b
Madison Square Garden Sports Corp. .................... United States 54,425 21,426,034
Food Products 0.2%
Glanbia plc ........................................ Ireland 248,177 6,588,672
Gas Utilities 0.8%
Spire, Inc. ......................................... United States 409,310 32,687,497
Health Care Equipment & Supplies 1.6%
b
Envista Holdings Corp. ............................... United States 2,570,956 70,212,808
Hotels, Restaurants & Leisure 1.1%
Boyd Gaming Corp. ................................. United States 154,126 13,109,957
b
Hilton Grand Vacations, Inc. ........................... United States 398,083 18,367,550
Wyndham Hotels & Resorts, Inc. ........................ United States 205,874 15,411,728
46,889,235
Household Durables 2.0%
Century Communities, Inc. ............................ United States 217,534 14,609,583
La-Z-Boy, Inc. ...................................... United States 838,608 33,024,383
b
M/I Homes, Inc. ..................................... United States 141,881 20,733,071
Meritage Homes Corp. ............................... United States 218,213 15,318,553
83,685,590
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 453,732 17,359,786

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 5.7%
CNO Financial Group, Inc. ............................ United States 1,989,764 $ 109,616,098
Hanover Insurance Group, Inc. (The) ..................... United States 16,538 3,847,235
Horace Mann Educators Corp. ......................... United States 1,566,707 81,641,102
Selective Insurance Group, Inc. ......................... United States 407,620 38,638,300
b
TWFG, Inc. , A ...................................... United States 326,261 8,743,795
242,486,530
Leisure Products 1.1%
Brunswick Corp. .................................... United States 609,392 48,141,968
Life Sciences Tools & Services 2.1%
Bruker Corp. ....................................... United States 1,420,074 89,237,450
Machinery 5.1%
b
Gates Industrial Corp. Ltd. ............................. United States 2,595,999 72,636,052
Mueller Water Products, Inc. , A ......................... United States 2,805,981 70,822,960
Oshkosh Corp. ..................................... United States 533,390 75,960,070
219,419,082
Metals & Mining 4.0%
Commercial Metals Co. ............................... United States 679,160 46,671,875
Eldorado Gold Corp. ................................. Turkiye 1,500,819 45,297,037
b
ERO Copper Corp. .................................. Brazil 757,624 20,387,662
Ryerson Holding Corp. ............................... United States 2,200,667 61,156,536
173,513,110
Multi-Utilities 0.9%
Black Hills Corp. .................................... United States 559,911 39,871,262
Office REITs 0.5%
Highwoods Properties, Inc. ............................ United States 706,520 23,407,008
Oil, Gas & Consumable Fuels 2.9%
Ovintiv, Inc. ........................................ United States 218,772 13,664,499
Whitecap Resources, Inc. ............................. Canada 9,325,372 110,027,216
123,691,715
Pharmaceuticals 1.0%
b
Indivior Pharmaceuticals, Inc. .......................... United States 1,062,981 42,529,870
Residential REITs 1.5%
Independence Realty Trust, Inc. ........................ United States 3,830,195 63,696,143
Retail REITs 0.6%
Kite Realty Group Trust ............................... United States 834,699 23,889,085
Semiconductors & Semiconductor Equipment 2.5%
Melexis NV ........................................ Belgium 233,478 18,333,661
b
Synaptics, Inc. ..................................... United States 479,124 51,419,588
Universal Display Corp. ............................... United States 480,089 38,483,934
108,237,183
Software 3.4%
b
ACI Worldwide, Inc. .................................. United States 2,525,732 144,800,216
Specialty Retail 2.1%
Academy Sports & Outdoors, Inc. ....................... United States 359,829 17,073,886
Group 1 Automotive, Inc. .............................. United States 137,683 39,483,354

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Signet Jewelers Ltd. ................................. United States 375,824 $ 34,914,050
91,471,290
Textiles, Apparel & Luxury Goods 2.5%
b
Crocs, Inc. ........................................ United States 612,807 78,445,424
Dr. Martens plc ..................................... United Kingdom 28,142,109 29,356,680
107,802,104
Total Common Stocks (Cost $ 3,257,418,796 ) ..................................
4,208,875,728
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 82,754,310 82,754,310
Total Money Market Funds (Cost $ 82,754,310 ) ................................
82,754,310
Total Short Term Investments (Cost $ 82,754,310 ) ..............................
82,754,310
a
Total Investments (Cost $ 3,340,173,106 ) 100.0% ..............................
$4,291,630,038
Other Assets, less Liabilities (0.0) %
†
.........................................
(1,231,153)
Net Assets 100.0% .........................................................
$4,290,398,885
a a a
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2026, investments in “affiliated companies” were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2026, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Camden National Corp .. $ 37,330,538 $ — $ — $ — $ 19,315,985 $ 56,646,523 978,520 $ 1,232,935
Elementis plc ........ 86,179,132 — — — 9,925,485 96,104,617 39,868,704 1,209,805
Horace Mann Educators
Corp. ............ 98,036,198 — (29,530,828) 4,954,708 —
a
—
a
—
a
—
Hunting plc .......... 27,337,342 17,920,307 — — 9,888,165 55,145,814 9,225,918 556,611
Ryerson Holding Corp. .. 39,204,437 11,890,718 — — —
a
—
a
—
a
333,220
Senior plc ........... 70,815,772 — (108,825,224) 49,727,918 (11,718,466) —
b
— —
Total Affiliated Securities
(Value at End of Period
is 4 .9 % of Net Assets) . $358,903,419 $29,811,025 $(138,356,052) $54,682,626 $27,411,169 $207,896,954 $3,332,571
a
As of July 31, 2026, no longer an affiliate.
b
As of July 31, 2026, no longer held by the fund.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Small-Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.618% ............ $4,879,040 $80,575,643 $(77,126,247) $— $— $8,328,436 8,328,436 $124,839
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.618% ............ $— $580,000 $(580,000) $— $— $— — $177
Total Affiliated Securities ... $4,879,040 $81,155,643 $(77,706,247) $— $— $8,328,436 $125,016
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.618% ............ $53,895,829 $134,378,292 $(147,242,722) $— $— $41,031,399 41,031,399 $856,599
Total Affiliated Securities ... $53,895,829 $134,378,292 $(147,242,722) $— $— $41,031,399 $856,599
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.618% ............ $44,488,005 $1,026,871,084 $(988,604,779) $— $— $82,754,310 82,754,310 $2,342,084
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.618% ............ $609,000 $7,305,000 $(7,914,000) $— $— $— — $2,249
Total Affiliated Securities ... $45,097,005 $1,034,176,084 $(996,518,779) $— $— $82,754,310 $2,344,333
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 8,977,967 $ — $ 8,977,967
Automobile Components ................. 2,844,620 — — 2,844,620
Banks ............................... 29,850,759 — — 29,850,759
Biotechnology ......................... 2,742,392 — — 2,742,392
Building Products ...................... 7,587,602 — — 7,587,602
Capital Markets ........................ 3,241,679 — — 3,241,679
Chemicals ........................... 12,212,833 — — 12,212,833
Commercial Services & Supplies ........... 2,755,930 — — 2,755,930
Construction & Engineering ............... 2,188,378 — — 2,188,378
Construction Materials .................. 1,986,186 — — 1,986,186
Consumer Staples Distribution & Retail ...... 3,635,790 — — 3,635,790
Electric Utilities ........................ 6,001,620 — — 6,001,620
Electrical Equipment .................... 2,042,440 4,458,099 — 6,500,539
Electronic Equipment, Instruments &
Components ........................ 4,914,491 — — 4,914,491
Energy Equipment & Services ............. 9,180,025 — — 9,180,025
Entertainment ......................... 5,628,567 — — 5,628,567
Food Products ........................ — 493,081 — 493,081
Gas Utilities .......................... 1,783,593 — — 1,783,593
Health Care Equipment & Supplies ......... 2,959,011 — — 2,959,011
Health Care Providers & Services .......... 6,075,473 — — 6,075,473
Hotels, Restaurants & Leisure ............. 1,224,969 — — 1,224,969
Household Durables .................... 4,859,894 — — 4,859,894
Insurance ............................ 10,890,581 — — 10,890,581
IT Services ........................... 4,213,630 — — 4,213,630
Life Sciences Tools & Services ............ 4,852,630 — — 4,852,630
Machinery ............................ 21,903,964 — — 21,903,964
Metals & Mining ....................... 8,344,365 — — 8,344,365
Office REITs .......................... 1,277,195 — — 1,277,195
Oil, Gas & Consumable Fuels ............. 11,507,696 — — 11,507,696
Pharmaceuticals ....................... 2,320,820 — — 2,320,820
Residential REITs ...................... 3,475,520 — — 3,475,520
Retail REITs .......................... 1,829,502 — — 1,829,502
Semiconductors & Semiconductor Equipment . 5,663,298 1,005,031 — 6,668,329
Software ............................. 8,721,427 — — 8,721,427
Specialty Retail ........................ 3,655,290 — — 3,655,290
Textiles, Apparel & Luxury Goods .......... 4,274,638 — — 4,274,638
Trading Companies & Distributors .......... 2,115,297 — — 2,115,297
Short Term Investments ................... 8,328,436 — — 8,328,436
Total Investments in Securities ........... $217,090,541 $14,934,178
b
$— $232,024,719
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 716,546,984 $ — $ — $ 716,546,984
Management Investment Companies ......... 19,574,424 — — 19,574,424
Short Term Investments ................... 41,031,399 — — 41,031,399
Total Investments in Securities ........... $777,152,807 $— $— $777,152,807
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 244,270,266 — 244,270,266
Banks ............................... 814,958,479 — — 814,958,479
Biotechnology ......................... 27,898,040 4,692,477 — 32,590,517
Building Products ...................... 166,750,975 — — 166,750,975
Capital Markets ........................ 40,254,429 — — 40,254,429
Chemicals ........................... 217,096,131 96,104,617 — 313,200,748
Commercial Services & Supplies ........... 93,670,956 — — 93,670,956
Construction & Engineering ............... 43,809,604 — — 43,809,604
Consumer Finance ..................... 24,983,515 — — 24,983,515
Electric Utilities ........................ 29,793,305 — — 29,793,305
Electrical Equipment .................... 70,585,291 115,980,861 — 186,566,152
Electronic Equipment, Instruments &
Components ........................ 100,004,082 — — 100,004,082
Energy Equipment & Services ............. 296,979,062 — — 296,979,062
Entertainment ......................... 21,426,034 — — 21,426,034
Food Products ........................ — 6,588,672 — 6,588,672
Gas Utilities .......................... 32,687,497 — — 32,687,497
Health Care Equipment & Supplies ......... 70,212,808 — — 70,212,808
Hotels, Restaurants & Leisure ............. 46,889,235 — — 46,889,235
Household Durables .................... 83,685,590 — — 83,685,590
Industrial REITs ....................... 17,359,786 — — 17,359,786
Insurance ............................ 242,486,530 — — 242,486,530
Leisure Products ....................... 48,141,968 — — 48,141,968
Life Sciences Tools & Services ............ 89,237,450 — — 89,237,450
Machinery ............................ 219,419,082 — — 219,419,082
Metals & Mining ....................... 173,513,110 — — 173,513,110
Multi-Utilities .......................... 39,871,262 — — 39,871,262
Office REITs .......................... 23,407,008 — — 23,407,008
Oil, Gas & Consumable Fuels ............. 123,691,715 — — 123,691,715
Pharmaceuticals ....................... 42,529,870 — — 42,529,870
Residential REITs ...................... 63,696,143 — — 63,696,143
Retail REITs .......................... 23,889,085 — — 23,889,085
Semiconductors & Semiconductor Equipment . 89,903,522 18,333,661 — 108,237,183
Software ............................. 144,800,216 — — 144,800,216
Specialty Retail ........................ 91,471,290 — — 91,471,290
Textiles, Apparel & Luxury Goods .......... 107,802,104 — — 107,802,104
Short Term Investments ................... 82,754,310 — — 82,754,310
Total Investments in Securities ........... $3,805,659,484 $485,970,554
c
$— $4,291,630,038
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $14,934,178, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $485,970,554, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.